Securities - Net Securities Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Securities [Abstract]
Realized gross gains	$ 46	$ 23	$ 8
Realized gross losses	(13)	(39)	(55)
Recognized gross impairments	0	(2)	(1)
Total net securities gains (losses)	$ 33	$ (18)	$ (48)